Note 6 - Investments in Associate ("Minera Juanicipio S.A. DE C.V.") - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Joint venture oversight expenditures incurred 100% by MAG		$ 330	$ 754
Cash contributions to Minera Juanicipio	[1]	23,583	18,700
Total for the current year		23,913	19,454
Equity pick up of current income (loss) for the year	[2]	227	308
Balance, beginning of year		57,074	37,312
Balance, end of year		$ 81,214	$ 57,074

[1]	Represents the Company's 44% share of Minera Juanicipio cash contributions for the year.
[2]	Represents the Company's 44% share of Minera Juanicipio's income for the year, as determined by the Company.